LINE OF CREDIT	12 Months Ended
Apr. 30, 2011
Notes To Financial Statements [Abstract]
LINE OF CREDIT
NOTE 7 . LINE OF CREDIT

IRET has a line of credit with one financial institution as lead bank as of April 30, 2011. Interest payments on outstanding borrowings are due monthly. This credit facility is summarized in the following table:

	(in thousands)
Financial Institution	Amount Available	Amount Outstanding as of April 30, 2011	Amount Outstanding as of April 30, 2010		Applicable Interest Rate as of April 30, 2011	Maturity Date	Weighted Average Int. Rate on Borrowings during fiscal year 2011

First International Bank & Trust	$50,000	$30,000	$0	(1)	5.65%	8/11/13	5.73%

2011 Annual Report F-16

NOTE 7 . continued

As of April 30, 2011, the Company had one secured line of credit with First International Bank and Trust, Watford City, North Dakota, as lead bank. This line of credit matures on August 11, 2013, and had, as of April 30, 2011, lending commitments of $50.0 million, with the capacity to grow to $60.0 million, subject to identifying additional interested participating banks. Participants in the line of credit include several banks whose previous separate credit lines to the Company were terminated during the second quarter of fiscal year 2011 following their consolidation into the First International Bank-led facility. Participants in this secured credit facility as of April 30, 2011 included, in addition to First International Bank, the following financial institutions:  The Bank of North Dakota; First Western Bank and Trust; Dacotah Bank; United Community Bank of North Dakota; American State Bank & Trust Company and Town & Country Credit Union. As of April 30, 2011, the Company had advanced $30.0 million under the line of credit. The line of credit has a minimum outstanding principal balance requirement of $10.0 million. The interest rate on borrowings under the facility is Wall Street Journal Prime Rate +1.0%, with a floor of 5.65% and a cap of 8.65% during the initial three-year term of the facility; interest-only payments are due monthly based on the total amount of advances outstanding.  The line of credit may be prepaid at par at any time. The facility includes customary loan covenants including restrictions regarding minimum debt-service ratios to be maintained in the aggregate and individually on properties in the collateral pool, and the Company is also required to maintain minimum depository account(s) totaling $6.0 million with First International, of which $1.5 million is to be held in a non-interest bearing account. As of April 30, 2011, 26 properties with a total cost of $122.1 million collateralized this line of credit. As of April 30, 2011, the management of the Company believes it is in compliance with the facility covenants.

(1)
As of April 30, 2010, the Company had $4.0 million in borrowings outstanding under a $14.0 million line of credit with First International Bank and Trust. This $14.0 million line of credit, and three other lines of credit that were outstanding at various times during fiscal years 2011, 2010 and 2009, with, respectively, First Western Bank and Trust, United Community Bank and Dacotah Bank, were replaced by the current multi-bank line of credit.  As of April 30, 2010, the Company had outstanding borrowings at United Community Bank and Dacotah Bank of $1.1 million and $1.5 million, respectively.